Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Provisions [Abstract]
Warranties	$ 213		$ 182
Onerous contracts	147		171
Employee benefits	63		57
Others	4		5
Provisions	427		415	$ 304	$ 207
Current	285	$ 10	314
Noncurrent	$ 142	$ 5	$ 101